29. Lease of use	12 Months Ended
Dec. 31, 2017
Lease Of Use
Lease of use
•	As leasee

The features that these leases of use have in common are that payments (installments) are established as fixed amounts; there are neither purchase option clauses nor renewal term clauses (except for the leases of use contract of the Energy Handling and Transformer Center that has an automatic renewal clause for the term thereof); and there are prohibitions such as: transferring or sub-leasing the building, changing its use and/or making any kind of modifications thereto. All operating leases of use contracts have cancelable terms and assignment periods of 2 to 13 years.

Among them the following can be mentioned: commercial offices, two warehouses, the headquarters building (comprised of administration, commercial and technical offices), the Energy Handling and Transformer Center (two buildings and a plot of land located within the perimeter of Central Nuevo Puerto and Puerto Nuevo) and Las Heras substation.

As of December 31, 2017 and 2016, future minimum payments with respect to operating leases of use are as follow:

	12.31.17	12.31.16
2017	-	40,639
2018	84,319	7,649
2019	84,402	9,495
2020	35,348	5,700
2021	3,113	1,850
Total future minimum lease payments	207,182	65,333

Total expenses for operating assignments of use for the years ended December 31, 2017, 2016 and 2015 are as follow:

	12.31.17	12.31.16	12.31.15
Total lease expenses	85,399	68,483	42,440

•	As lessor

The Company has entered into operating lease of use contracts with certain cable television companies granting them the right to use the poles of the Company’s network. Most of these contracts include automatic renewal clauses.

As of December 31, 2017 and 2016, future minimum collections with respect to operating lease of use are as follow:

	12.31.17	12.31.16
2017	137,004	108,743
2018	136,900	108,511
2019	131,258	103,090
Total future minimum lease collections	405,162	320,344

Total income from operating assignments of use for the years ended December 31, 2017, 2016 and 2015 is as follows:

	12.31.17	12.31.16	12.31.15
Total lease income	130,851	108,228	76,417